Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 5 — PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	March 31, 2024	December 31, 2023
	Continuing Operations	Continuing Operations	Discontinued Operations
Lab equipment	$696,648	$696,648	$216,210
Leasehold improvements	115,333	115,333	—
Furniture and fixtures	3,580	3,580	30,057

	815,561	815,561	246,267
Less: accumulated depreciation	(645,114)	(622,715)	(182,883)

Property and equipment, net	$170,447	$192,846	$63,384

Depreciation expense included in loss from continuing operations in the accompanying unaudited condensed consolidated statements of operations was $22,399 and $22,971 for the three months ended March 31, 2024 and 2023, respectively. Depreciation expense included in discontinued operations in the accompanying unaudited condensed consolidated statements of operations was $10,828 for the three months ended March 31,
2024
.

NOTE 5 — PROPERTY AND EQUIPMENT
Property and equipment included in continuing operations consist of the following:

	December 31,
	2023		2022
	Continuing Operations	Discontinued Operations	Continuing Operations
Lab equipment	$696,648	$216,210	$666,178
Leasehold improvements	115,333	—	115,333
Furniture and fixtures	3,580	30,057	3,579

	815,561	246,267	785,090
Less: accumulated depreciation	(622,715)	(182,883)	(530,116)

Property and equipment, net	$192,846	$63,384	$254,974

Depreciation expense included in continuing operations was $92,598 and $89,782 for the year ended December 31, 2023 and 2022, respectively. Depreciation expense included in discontinued operations was $18,462 in 2023.